LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 9. NET LOSS PER SHARE
The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2025 and 2024:

	Year Ended December 31,

($ in thousands, except per share amounts)	2025	2024
Numerator:
Net loss	$(140,044)	$(60,489)
Less: Net loss (income) attributable to non-controlling interests, net of tax	(4,636)	13,949
Net loss attributable to Cresco Labs Inc.	$(135,408)	$(74,438)

Denominator:
Weighted-average basic and diluted shares outstanding	355,007,044	345,474,155

Loss per Share:
Basic and diluted loss per share	$(0.38)	$(0.22)
For the years ended December 31, 2025 and 2024, weighted-average potentially dilutive shares were not included in the computation of diluted loss per common share due to the net loss during the periods presented because the shares would have had an anti-dilutive effect. Weighted-average potentially dilutive shares for the years ended December 31, 2025 and 2024, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2025	2024
Redeemable Units	88,550	92,057
Stock options	24,781	24,153
RSUs	14,521	8,927
Total potentially dilutive shares	127,852	125,137